GOODWILL OF THE GROUP - Narrative (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
GOODWILL OF THE GROUP (Details) - Narrative [Line Items]
Impairment charged to the income statement	£ 4
The Group
GOODWILL OF THE GROUP (Details) - Narrative [Line Items]
Goodwill	470	£ 470	£ 474
Impairment charged to the income statement	0	4
The Group | Cards
GOODWILL OF THE GROUP (Details) - Narrative [Line Items]
Goodwill	£ 302	£ 302
Percentage of entity goodwill (in percent)	64.00%	64.00%
Discount rate applied to cash flow projections (in percent)	10.25%
Growth rate used to extrapolate cash flow projections (in percent)	3.50%
The Group | Motor finance
GOODWILL OF THE GROUP (Details) - Narrative [Line Items]
Goodwill	£ 166	£ 166
Percentage of entity goodwill (in percent)	35.00%	35.00%
Discount rate applied to cash flow projections (in percent)	10.25%
Growth rate used to extrapolate cash flow projections (in percent)	3.50%